SHARE-BASED COMPENSATION PLAN (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of changes in long term compensation plans
The plan transactions are presented below:

		Number of shares
Year of grant	Fair value on grant date	31/12/2023	Granted during of the year	Cancelled	Exercised (1)	31/12/2024	Available for completion	Restricted year for transfer of shares
								2025	2026	2027	2028
2019	R$42.81	39,461	903		(40,364)
2020	R$38.36	984,160	22,525	(204,963)	(768,338)	33,384	33,384
2021	R$62.15	1,724,020	39,387	(66,231)	(822,696)	874,480	425,280	449,200
2022	R$57.54	3,686,722	84,207	(286,478)	(23,014)	3,461,437		3,113,607	324,611	23,219
2023	R$48.79	3,294,062	74,647	(283,548)	(32,982)	3,052,179		28,333	2,721,535	302,311
2024	R$56.52		2,759,878	(81,947)	(2,914)	2,675,017			2,893	2,467,693	204,431
Number of stock options		9,728,425	2,981,547	(923,167)	(1,690,308)	10,096,497	458,664	3,591,140	3,049,039	2,793,223	204,431

Book value		268,489	173,486		(80,001)	361,974
Book value of the previous year		162,117	154,318		(47,946)	268,489
(1)The average price of the share options exercised and exercised due to termination of employment on December 31, 2024 was R$42.36 (forty-two reais and thirty-six cents) (R$58.07 (fifty-eight reais and seven cents) as at December 31, 2023).
The plan transactions are presented below:

		Number of stock options
Year of grant	Fair value on grant date	31/12/2023	Shares granted/provisioned	Exercised	31/12/2024	Restricted year for transfer of shares
						2025	2026	2027	2029
2021	R$51.70	111,685	2,559	(114,244)
2022	R$53.81	113,161	2,639		115,800	115,800
2023	R$51.45	367,903	15,665		383,568		268,534	115,034
2024	R$55.27		3,371,612	(890,869)	2,480,743	337,465	220,540	302,738	1,620,000
Number of stock options		592,749	3,392,475	(1,005,113)	2,980,111	453,265	489,074	417,772	1,620,000

Book value		26,744	81,276	(47,794)	60,226
Book value of the previous year		18,425	8,319		26,744

Disclosure of number and weighted average exercise prices of other equity instruments
The plan transactions are presented below:

		Number of shares
Year of grant	Fair value on grant date	31/12/2023	Granted during of the year	Cancelled	Exercised (1)	31/12/2024	Available for completion	Restricted year for transfer of shares
								2025	2026	2027	2028
2019	R$42.81	39,461	903		(40,364)
2020	R$38.36	984,160	22,525	(204,963)	(768,338)	33,384	33,384
2021	R$62.15	1,724,020	39,387	(66,231)	(822,696)	874,480	425,280	449,200
2022	R$57.54	3,686,722	84,207	(286,478)	(23,014)	3,461,437		3,113,607	324,611	23,219
2023	R$48.79	3,294,062	74,647	(283,548)	(32,982)	3,052,179		28,333	2,721,535	302,311
2024	R$56.52		2,759,878	(81,947)	(2,914)	2,675,017			2,893	2,467,693	204,431
Number of stock options		9,728,425	2,981,547	(923,167)	(1,690,308)	10,096,497	458,664	3,591,140	3,049,039	2,793,223	204,431

Book value		268,489	173,486		(80,001)	361,974
Book value of the previous year		162,117	154,318		(47,946)	268,489
(1)The average price of the share options exercised and exercised due to termination of employment on December 31, 2024 was R$42.36 (forty-two reais and thirty-six cents) (R$58.07 (fifty-eight reais and seven cents) as at December 31, 2023).
The plan transactions are presented below:

		Number of stock options
Year of grant	Fair value on grant date	31/12/2023	Shares granted/provisioned	Exercised	31/12/2024	Restricted year for transfer of shares
						2025	2026	2027	2029
2021	R$51.70	111,685	2,559	(114,244)
2022	R$53.81	113,161	2,639		115,800	115,800
2023	R$51.45	367,903	15,665		383,568		268,534	115,034
2024	R$55.27		3,371,612	(890,869)	2,480,743	337,465	220,540	302,738	1,620,000
Number of stock options		592,749	3,392,475	(1,005,113)	2,980,111	453,265	489,074	417,772	1,620,000

Book value		26,744	81,276	(47,794)	60,226
Book value of the previous year		18,425	8,319		26,744

Summary of activity for common stock options
The plan transactions are presented below:

		Number of stock options
Year of grant	Fair value on grant date	31/12/2023	Shares granted/provisioned	Exercised	31/12/2024	Restricted year for transfer of shares
						2025	2026	2027	2029
2021	R$51.70	111,685	2,559	(114,244)
2022	R$53.81	113,161	2,639		115,800	115,800
2023	R$51.45	367,903	15,665		383,568		268,534	115,034
2024	R$55.27		3,371,612	(890,869)	2,480,743	337,465	220,540	302,738	1,620,000
Number of stock options		592,749	3,392,475	(1,005,113)	2,980,111	453,265	489,074	417,772	1,620,000

Book value		26,744	81,276	(47,794)	60,226
Book value of the previous year		18,425	8,319		26,744